Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024
Globallink Investment Inc [Member]
IfrsStatementLineItems [Line Items]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the consolidated financial statements.

On April 3, 2024, Globalink Merger Sub (Cayman), was incorporated as a wholly-owned subsidiary of Globalink.

On April 4, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn. Bhd. for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination.

On April 9, 2024, the Company deposited an aggregate of $60,000 into the trust account of the Company for its public stockholders, which enables the Company to further extend the period of time it has to consummate its initial business combination by one month from April 9, 2024 to May 9, 2024. This extension is the tenth extension since the consummation of the Company’s initial public offering on December 9, 2021, and the fifth of up to twelve extensions permitted under the Certificate of Incorporation currently in effect.

On May 4, 2024, the Company deposited an aggregate of $60,000 into the trust account of the Company for its public stockholders, which enables the Company to further extend the period of time it has to consummate its initial business combination by one month from May 9, 2024 to June 9, 2024. This extension is the eleventh extension since the consummation of the Company’s initial public offering on December 9, 2021, and the sixth of up to twelve extensions permitted under the Certificate of Incorporation currently in effect.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the consolidated financial statements.

On October 3, 2024, the Company deposited an aggregate of $60,000 into the trust account of the Company for its public stockholders, which enables the Company to further extend the period of time it has to consummate its initial business combination by one month from October 9, 2024 to November 9, 2024. This extension is the sixteenth extension since the consummation of the Company’s initial public offering on December 9, 2021, and the eleventh of up to twelve extensions permitted under the Certificate of Incorporation currently in effect.

On October 3, 2024, the Company entered into a promissory note subscription term sheet with Public Gold Marketing Sdn Bhd for an amount of $300,000 for the purpose of working capital. The promissory note bears an interest of 6% per annum and repayable upon consummation of an initial Business Combination. As of October 3, 2024, the full $300,000 had been borrowed and no amount was available under this note for borrowing.

On November 7, 2024, the Company deposited an aggregate of $60,000 into the trust account of the Company for its public stockholders, which enables the Company to further extend the period of time it has to consummate its initial business combination by one month from November 9, 2024 to December 9, 2024. This extension is the twelth extension since the consummation of the Company’s initial public offering on December 9, 2021, and the final of up to twelve extensions permitted under the Certificate of Incorporation currently in effect.

On November 8, 2024, the Company announced that a Special Meeting will be held on December 3, 2024 to vote on an extension to complete a business combination.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the consolidated financial statements.

On each of January 4, 2025, February 5, 2025 and March 6, 2025, the Company deposited three tranches of $60,000, for an aggregated of $180,000 into the Trust Account, extending the Termination Date to April 9, 2025.

On March 6, 2025, the Company received an advance of $60,000 from the chief executive officer of the Company, the advance is non-interest bearing and repayable at the close of Business Combination.

On March 6, 2025, Globalink, Alps Holdco, Parent Representative and Seller Representative, entered into the Amendment of the Merger Agreement as disclosed in Note 1.

On March 7, 2025, the Company, PubCo and Public Gold Marketing Sdn Bhd entered into an agreement, pursuant to which the parties agreed that $2 million of the outstanding balance under the Promissory Notes shall be due and payable in cash within 60 days from the date of the closing of the transactions (the “Transactions”) contemplated by the Amended and Restated Merger Agreement (the “Closing”), and the remaining balance under the Promissory Notes shall be converted into ordinary shares of PubCo at the time of Closing, at a conversion price of $10.00 per share.